ALPS VARIABLE INVESTMENT TRUST

ALPS | Red Rocks Global Opportunity Portfolio

SUPPLEMENT DATED JULY 19, 2022 TO THE PROSPECTUS, SUMMARY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION, EACH DATED APRIL 30, 2022, AS SUPPLEMENTED

Effective as of the date of this Supplement, Kirk McCown no longer serves as Portfolio Manager of the ALPS | Red Rocks Global Opportunity Portfolio (the “Fund”). Accordingly, all references to Mr. McCown in the Summary Prospectus, Prospectus, and Statement of Additional Information are hereby deleted.

Andrew Drummond continues to serve as Portfolio Manager of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE